ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)	Dec. 31, 2021 ¥ / shares	Jun. 30, 2021 ¥ / shares	Jun. 14, 2021 ¥ / shares	Jun. 26, 2020	May 21, 2020
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.31	4.33	5.01
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.25	0.95	0.90	0.35	0.40
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	109	111	111	104.26	99.50
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	6.24	6.24	6.24
Warrant life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	5.0	5.5	5.5